Subsequent Events [Text Block]	6 Months Ended
Sep. 30, 2019
Subsequent Events [Abstract]
Subsequent Events [Text Block]
21.    SUBSEQUENT EVENTS
Approval of Dividends
On November 13, 2019, the Board of Directors of MUFG approved the payment of semi-annual interim cash dividends of ¥12.5 per share of Common stock, totaling ¥161,991 million, that were payable on
December 5, 2019
to the shareholders of record on September 30, 2019.
Acquisition of DVB Bank SE’s Aviation Finance Division
On November 18, 2019, MUFG Bank completed its acquisition of DVB’s aviation finance lending portfolio of

approximately ¥ 480 billion or approximately
€
4.0 billion, employees, and
related
operating infrastructure, based on the agreement entered into with DVB on March 1, 2019. See Note 2 for further information
.
R
edem
ption of
“Non-dilutive” Preferred Securities Issued by a Special Purpose Company
On January 27, 2020, MUFG redeemed a total of
¥240
billion of non-cumulative and non-dilutive perpetual preferred securities issued by MUFG Capital Finance 9 Limited, a special purpose company established in the Cayman Islands. The securities were previously accounted for as part of MUFG’s Tier 1 capital at September 30, 2019 under its capital adequacy requirements, subject to certain limitations.
Repurchase and Cancellation of own shares
From November 14, 2019 to December
23
, 2019, MUFG repurchased 85,775,400 shares of MUFG’s common stock by market purchases based on the discretionary dealing contract regarding repurchase of own shares for approximately ¥50 billion, in aggregate, in satisfaction of the resolution adopted at the meeting of the Board of Directors of MUFG held on November 13, 2019. The repurchase plan as authorized by the Board of Directors of MUFG allowed for the repurchase of an aggregate amount of up to 100,000,000 shares, which represents the equivalent of 0.77% of the total number of common shares outstanding, or of an aggregate repurchase amount of up to
¥50
billion. The purpose of the repurchase is to enhance the return of earnings to shareholders, to improve capital efficiency, and to implement flexible capital policies. On
January 20, 2020
, MUFG cancel
led
all of the acquired shares in satisfaction of the resolution adopted at the meeting of the Board of Directors of MUFG held on November 13, 2019.